Statements of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Operating expenses
General and administrative	$ 92,932	$ 106,050	$ 332,186	$ 378,096
Exploration costs	$ 29,338	45,444	$ 29,338	336,769
Marketing		2,097		6,291
Total operating expenses	$ 122,270	153,591	$ 361,524	721,156
Net operating loss	$ (122,270)	$ (153,591)	$ (361,524)	(721,156)
Gain on extinguishment of debt				15,500
Interest expense	$ (70,270)	$ (227,659)	$ (207,336)	(658,813)
Revaluation of warrant liability	$ 6	45,139	$ 20	300,150
Loss on asset abandonment				(1,500,400)
Net loss	$ (192,534)	$ (336,111)	$ (568,840)	$ (2,564,719)
Weighted average common shares outstanding – basic and diluted	50,189,624	44,991,045	47,243,863	44,991,045
Loss per common share – basic and diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.06)